Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable And Accrued Liabilities Disclosure [Text Block]

13. Accrued Expenses

Accrued expenses consist mainly of expenses related to bonuses, paid vacations, compensatory leaves and related social charges.

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Accrued compensation	2,037	1,671
Accrued social charges	3,441	3,193
Other	-	149
Total accrued expenses	5,478	5,013